Non-controlling Interests and Redeemable non-controlling Interest - Net Loss Attributable to Non-Controlling Interest (Details) CAD in Thousands, $ in Thousands						12 Months Ended
	Sep. 18, 2017 USD ($)	May 10, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 17, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests						CAD 62,248		CAD 38,550
Net loss attributable to redeemable non-controlling interest						(13,400)		(4,952)
Non-controlling interests						756,007		562,358
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests						(3,172)		(1,853)
Non-controlling interests						1,075		1,050
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests						52,020		35,451
Net loss attributable to redeemable non-controlling interest						(13,400)		(4,952)
Non-controlling interests						CAD 754,932		CAD 561,308
Great Bay Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount | $							$ 42,750
Tax Investor | Great Bay Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount | $	$ 59
Tax Investor | Bakersfield II Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount | $			$ 9,800
Tax Investor | Deerfield Wind Project | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount | $		$ 166,595
Tax Investor | Luning Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount | $				$ 31,212	$ 7,826